Segments	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Segments
15. SEGMENTS
The following table presents a summary of revenue by geography for the three months ended March 31, 2022 and 2021 (in thousands):

	Three Months Ended March 31,
	2022		2021
	Amount (in thousands)%		Amount (in thousands)%
United States	$1,900	90.3%	$2,190	92.8%
United Kingdom	204	9.7%	170	7.2%

	$2,104	100.0%	$2,360	100.0%

Revenues from external customers are attributed to individual countries based on the physical location in which the services are provided or the particular customer location with whom the Company has contracted.